Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Summary of Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

The contractual amounts of financial instruments with off-balance-sheet risk at year end were as follows:

	2014		2013
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$27,907	$275	$25,189	$600
Unused lines of credit	91,301	137,237	53,052	76,166
Standby letters of credit	1,679	10,410	688	4,961